Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	As of December 31,
	2019	2020
	RMB	RMB
Leasehold improvement	612,899	393,388
Buildings	163,887	164,436
Furniture	36,179	20,504
Office equipment	40,966	32,388
Vehicles	119	119
Total cost of property and equipment	854,050	610,835
Less: Accumulated depreciation	(247,428)	(225,788)
Impairment loss	(47,684)	(34,595)
Add: Foreign exchange differences	(506)	290
Construction in progress	9,412	238
Total	567,844	350,980